Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000085566 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000085566 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000085566 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085566 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085566 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085566 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085566 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000085566 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000085566 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085566 | Endesa SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000085566 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000085566 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000085566 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085566 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085566 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000085566 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000085566 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000085566 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000085566 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000085566 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000085566 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000085566 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000085566 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085566 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000085566 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049132 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000049132 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049132 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049132 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049132 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049132 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049132 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049132 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049132 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049132 | Endesa SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049132 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049132 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000049132 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049132 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049132 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049132 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049132 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000049132 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000049132 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049132 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000049132 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049132 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049132 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049132 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000049132 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049133 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000049133 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049133 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049133 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049133 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049133 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049133 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049133 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049133 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049133 | Endesa SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049133 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049133 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000049133 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049133 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049133 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049133 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000049133 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000049133 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049133 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000049133 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049133 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049133 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049133 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000049133 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049130 | Vulcan Materials Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000049130 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000049130 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049130 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049130 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049130 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049130 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000049130 | Verona Pharma plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049130 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049130 | Endesa SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049130 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000049130 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000049130 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049130 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000049130 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000049130 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000049130 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000049130 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000049130 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000049130 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049130 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000049130 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049130 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000049130 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%